Employee benefits - Funded plan assets by location (Details) - Annuity-based defined benefit plans [member] - Plan assets [member] - IFRS Funded Plan [Member]	12 Months Ended
Dec. 31, 2020
Disclosure of fair value of plan assets [abstract]
Percentage where located (as a percent)	18.00%
UNITED KINGDOM
Disclosure of fair value of plan assets [abstract]
Percentage where located (as a percent)	63.00%
FRANCE
Disclosure of fair value of plan assets [abstract]
Percentage where located (as a percent)	36.00%